Schedule of investments
Delaware Ivy VIP Natural Resources
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Closed-Ended Trust – 2.16%
Sprott Physical Uranium Trust †	118,534	$ 2,022,910
Total Closed-Ended Trust (cost $1,555,797)		2,022,910

Common Stocks – 97.48%Δ
Australia − 4.65%
Glencore	760,897	4,362,413
		4,362,413
Brazil − 3.80%
Wheaton Precious Metals	87,901	3,564,385
		3,564,385
Burkina Faso − 1.14%
Endeavour Mining	55,394	1,071,917
		1,071,917
Canada − 13.84%
ERO Copper †	119,486	2,060,270
Hudbay Minerals	455,668	2,219,103
Kinross Gold	387,746	1,768,122
Li-Cycle Holdings †	200,659	712,340
Nutrien	53,564	3,308,113
Parex Resources	68,814	1,291,418
Tourmaline Oil	32,614	1,641,205
		13,000,571
Hong Kong − 0.00%
China Metal Recycling Holdings =, †	1,900,000	0
		0
Netherlands − 5.84%
Shell	172,360	5,480,325
		5,480,325
South Africa − 2.78%
Anglo American	94,557	2,613,685
		2,613,685
United Kingdom − 3.06%
BP ADR	74,344	2,878,600
		2,878,600
United States − 62.37%
Alcoa	71,085	2,065,730
Archer-Daniels-Midland	27,848	2,100,296
Arcosa	31,529	2,266,935
Bunge	21,445	2,321,421
CF Industries Holdings	54,756	4,694,779
Chesapeake Energy	32,485	2,801,182
Chord Energy	12,478	2,022,309
Corteva	36,794	1,882,381
Darling Ingredients †	39,530	2,063,466
GrafTech International	316,930	1,213,842
Kimbell Royalty Partners	202,437	3,238,992
Lifezone Holdings †	39,773	488,015
Louisiana-Pacific	25,614	1,415,686
	Number ofshares	Value (US $)
Common StocksΔ (continued)
United States (continued)
MP Materials †	75,637	$ 1,444,667
Net Power †	51,751	781,440
Newmont	109,124	4,032,132
NuScale Power †	124,871	611,868
Occidental Petroleum	48,045	3,117,160
Permian Resources	143,319	2,000,733
Schlumberger	57,531	3,354,057
Spruce Power Holding †	680,858	462,983
Sunrun †	52,715	662,100
Sylvamo	28,838	1,267,142
Unit	53,146	2,907,086
Valaris †	22,411	1,680,377
Valero Energy	30,080	4,262,637
Weyerhaeuser	111,445	3,416,904
		58,576,320
Total Common Stocks (cost $100,503,170)		91,548,216

Short-Term Investments – 0.59%
Money Market Mutual Funds – 0.59%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	138,475	138,475
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	138,475	138,475
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	138,476	138,476
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	138,476	138,476
Total Short-Term Investments (cost $553,902)		553,902

Total Value of Securities−100.23% (cost $102,612,869)		94,125,028
Liabilities Net of Receivables and Other Assets — (0.23%)		(213,940)
Net Assets Applicable to 20,216,775 Shares Outstanding — 100.00%	$93,911,088
†	Non-income producing security.
Δ	Securities have been classified by country of risk.
NQ- IV074 [0923] 1123 (3217179)    1

Schedule of investments
Delaware Ivy VIP Natural Resources   (Unaudited)
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Summary of abbreviations:
ADR – American Depositary Receipt
2    NQ- IV074 [0923] 1123 (3217179)